Debt (Revolving Credit Facility) (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) extension_request	Dec. 31, 2020 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 22, 2021 CAD ($)	Jun. 21, 2021 CAD ($)
Line of Credit Facility [Line Items]
Debt	Debt
The following table provides the breakdown of debt as at December 31, 2021 and 2020:

In millions		Maturity	US dollar-denominated amount		December 31,	2021	2020
Notes and debentures (1)
Canadian National series:
2.75%	7-year notes (2)	Feb 18, 2021				$—	$250
2.85%	10-year notes (2)	Dec 15, 2021	US$	400		—	509
2.25%	10-year notes (2)	Nov 15, 2022	US$	250		316	318
7.63%	30-year debentures	May 15, 2023	US$	150		190	191
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		442	445
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		632	636
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		600	604
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	350
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		253	255
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		632	636
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		569	573
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		316	318
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		379	382
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		316	318
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		316	318
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		821	827
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		758	764
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		821	827
3.60%	30-year notes (2)	Feb 8, 2049				450	450
3.05%	30-year notes (2)	Feb 8, 2050				450	450
2.45%	30-year notes (2)	May 1, 2050	US$	600		758	764
4.00%	50-year notes (2)	Sep 22, 2065				100	100
Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		158	159
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						12,519	13,336
Other
Commercial paper						140	56
Accounts receivable securitization						—	—
Finance leases						10	74
Equipment loans and other (4)						770	402
Total debt, gross						13,439	13,868
Net unamortized discount and debt issuance costs (3)						(954)	(962)
Total debt (5)						12,485	12,906
Less: Current portion of long-term debt						508	910
Total long-term debt						$11,977	$11,996
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2021, these notes were recorded as a discounted debt of $14 million (2020 - $13 million) using an imputed interest rate of 5.75% (2020 - 5.75%). The discount of $828 million (2020 - $829 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $723 million (2020 - $368 million) of equipment loan under the non-revolving credit facility. Also included is $47 million (2020 - $34 million) of other equipment loans payable monthly at a weighted average interest rate of 2.12% (2020 - 2.00%).
(5)See Note 22 - Financial instruments for the fair value of debt.
Notes and debentures
For the year ended December 31, 2021, the Company repaid the following:
•On September 15, 2021, early redemption of US$400 million ($506 million) 2.85% Notes due 2021; and
•On January 18, 2021, early redemption of $250 million 2.75% Notes due 2021.

For the year ended December 31, 2020, the Company issued and repaid the following:
•On May 1, 2020, issuance of US$600 million ($837 million) 2.45% Notes due 2050 in the U.S. capital markets, which resulted in net proceeds of $810 million; and
•On February 3, 2020, repayment of US$300 million ($397 million) 2.40% Notes due 2020 upon maturity.

Revolving credit facility
The Company has an unsecured revolving credit facility with a consortium of lenders, which is available for general corporate purposes including backstopping the Company's commercial paper programs. On June 22, 2021, the Company upsized its existing revolving credit agreement from $2.0 billion to $2.5 billion and amended certain provisions. On March 31, 2021, the Company's revolving credit facility agreement had been amended to extend the term of the credit facility by approximately two years and to adopt a sustainability linked loan structure whereby its applicable margins are adjusted upon achievement of certain sustainability targets, starting in 2022. The amended credit facility of $2.5 billion consists of a $1.25 billion tranche maturing on March 31, 2024 and a $1.25 billion tranche maturing on March 31, 2026. Subject to the consent of the individual lenders, the Company has the option to increase the facility by an additional $500 million during its term and to request an extension once a year to maintain the tenors of three year and five year of the respective tranches. The credit facility provides for borrowings at various benchmark interest rates, such as LIBOR, plus applicable margins, based on CN's credit ratings and sustainability targets.
As at December 31, 2021, the Company had no outstanding borrowings under this revolving credit facility and there were no draws in 2021. As at December 31, 2020, the Company had no outstanding borrowings under this revolving credit facility. In 2020, the Company had proceeds from borrowings under revolving credit facility agreement of $100 million and repayment of borrowings under revolving credit facility agreement of $100 million.
The revolving credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization. The Company is in compliance as of December 31, 2021.

Credit facilities
During the second quarter of 2021, in connection with the proposed KCS transaction, the Company obtained commitments for a US$14.3 billion 364-day senior unsecured bridge loan facility and for a US$5 billion term loan credit agreement.
On September 15, 2021, upon termination of the CN Merger Agreement with KCS, the bridge loan facility and the term loan credit agreement were terminated. There were no draws in 2021.

Equipment loans
The Company has a non-revolving term loan credit facility for financing or refinancing the purchase of equipment, where US$300 million was available to be drawn upon through March 31, 2020 and US$310 million was available to be drawn upon through March 31, 2021. The equipment loans made under the non-revolving credit facility have a tenor of 20 years, bear interest at a variable rate based on LIBOR plus a margin, are repayable in equal quarterly installments, are prepayable at any time without penalty, and are secured by rolling stock.
On March 31, 2021, the Company issued a US$310 million ($389 million) equipment loan under this facility and repaid US$27 million ($33 million) over both equipment loans in 2021.
As at December 31, 2021, the Company had outstanding borrowings of US$572 million ($723 million), at a weighted-average interest rate of 0.81% and had no further amount available under this non-revolving term loan facility. As at December 31, 2020, the Company had outstanding borrowings of US$289 million ($368 million), at an interest rate of 0.87% and had US$310 million available under this non-revolving term loan facility.

Commercial paper
The Company has a commercial paper program in Canada and in the U.S. Both programs are backstopped by the Company's revolving credit facility. The maximum aggregate principal amount of commercial paper that can be issued is $2.0 billion, or the US dollar equivalent, on a combined basis.
As at December 31, 2021 and 2020, the Company had total commercial paper borrowings of US$111 million ($140 million) and US$44 million ($56 million), respectively, at a weighted-average interest rate of 0.18% and 0.13%, respectively, presented in Current portion of long-term debt on the Consolidated Balance Sheets.
The following table provides a summary of cash flows associated with the issuance and repayment of commercial paper for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Commercial paper with maturities less than 90 days
Issuance		$5,254	$5,315	$5,069
Repayment		(5,289)	(6,076)	(5,141)
Change in commercial paper with maturities less than 90 days, net		$(35)	$(761)	$(72)
Commercial paper with maturities of 90 days or greater
Issuance		$353	$736	$2,115
Repayment		(252)	(1,248)	(1,902)
Change in commercial paper with maturities of 90 days or greater, net		$101	$(512)	$213
Change in commercial paper, net		$66	$(1,273)	$141

Accounts receivable securitization program
The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. On December 20, 2021, the Company extended the term of its agreement by one year to February 1, 2024. The Company has retained the responsibility for servicing, administering and collecting the receivables sold. The average servicing period is approximately one month and the interest on borrowings under the Accounts receivable securitization program is renewed based on commercial paper or LIBOR rates then in effect.
As at December 31, 2021, and 2020, the Company had no borrowings under the accounts receivable securitization program and there were no activities in 2021.
The following table provides a summary of cash flows associated with the proceeds received and repayment of the accounts receivable securitization program for the years ended December 31, 2021, 2020 and 2019:

In millions	Year ended December 31,	2021	2020	2019
Beginning of year		$—	$200	$—
Proceeds received		—	450	420
Repayment		—	(650)	(220)
End of year		$—	$—	$200

Bilateral letter of credit facilities
The Company has a series of committed and uncommitted bilateral letter of credit facility agreements. On March 31, 2021, the Company extended the maturity date of the committed bilateral letter of credit facility agreements to April 28, 2024. The agreements are held with various banks to support the Company's requirements to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued.
As at December 31, 2021, the Company had outstanding letters of credit of $394 million (2020 - $421 million) under the committed facilities from a total available amount of $518 million (2020 - $492 million) and $158 million (2020 - $165 million) under the uncommitted facilities.
As at December 31, 2021, included in Restricted cash and cash equivalents was $396 million (2020 - $424 million) and $100 million (2020 - $100 million) which were pledged as collateral under the committed and uncommitted bilateral letter of credit facilities, respectively.
Debt maturities
The following table provides the debt maturities, excluding finance lease liabilities, as at December 31, 2021, for the next five years and thereafter:

In millions	Debt (1)
2022	$501
2023	222
2024	476
2025	385
2026	667
2027 & thereafter	10,224
Total	12,475
Finance lease liabilities (2)	10
Total debt	$12,485
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 12 - Leases for maturities of finance lease liabilities.

Amount of US dollar-denominated debt
The following table provides the breakdown of US dollar-denominated debt as at December 31, 2021 and 2020:

In millions	December 31,		2021		2020
Notes and debentures		US$	6,550	US$	6,950
Commercial paper			111		44
Finance lease liabilities			8		50
Equipment loans and other			606		314
Total amount of US dollar-denominated debt in US$		US$	7,275	US$	7,358
Total amount of US dollar-denominated debt in C$			$9,193		$9,363

Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 2,500,000,000			$ 2,500,000,000	$ 2,000,000,000.0
Extension term	2 years
Debt Instrument, Number Of Extension Requests Per Year | extension_request	1
Outstanding borrowings under the revolving credit facility	$ 0	$ 0
Line of credit facility, draws during period	0	100,000,000
Repayment of credit facility		$ 100,000,000
Revolving Credit Facility, Tranche One [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,250,000,000
Term of issuance	3 years
Revolving Credit Facility, Tranche Two [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,250,000,000
Term of issuance	5 years
Revolving Credit Facility, Accordion Feature [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 500,000,000
Bridge Loan [Member] | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 14,300,000,000
Line of credit facility, draws during period	$ 0
Term Loan [Member] | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 5,000,000,000